CAPITAL APPRECIATION PORTFOLIO AS OF APRIL 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 93.6%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Advertising Services -- 6.6%
----------------------------------------------------------------------
Getty Images, Inc.(1)                             4,400    $   110,792
TMP Worldwide, Inc.(1)                           24,540      1,183,810
----------------------------------------------------------------------
                                                           $ 1,294,602
----------------------------------------------------------------------
Aerospace and Defense -- 4.6%
----------------------------------------------------------------------
DONCASTERS plc, ADR(1)                           12,000    $   325,680
Precision Castparts Corp.                        15,360        573,850
----------------------------------------------------------------------
                                                           $   899,530
----------------------------------------------------------------------
Broadcasting and Cable -- 0.3%
----------------------------------------------------------------------
Pegasus Communications Corp.(1)                   2,700    $    64,287
----------------------------------------------------------------------
                                                           $    64,287
----------------------------------------------------------------------
Business Services -- 2.2%
----------------------------------------------------------------------
Forrester Research, Inc.(1)                      13,570    $   313,603
H&R Block, Inc.                                   2,200        121,000
----------------------------------------------------------------------
                                                           $   434,603
----------------------------------------------------------------------
Cable -- 0.8%
----------------------------------------------------------------------
Echostar Communications(1)                        5,270    $   157,889
----------------------------------------------------------------------
                                                           $   157,889
----------------------------------------------------------------------
Computer Hardware -- 0.9%
----------------------------------------------------------------------
Pinnacle Systems, Inc.(1)                        15,900    $   168,858
----------------------------------------------------------------------
                                                           $   168,858
----------------------------------------------------------------------
Computer Services -- 0.2%
----------------------------------------------------------------------
TALX Corp.(1)                                     1,700    $    45,067
----------------------------------------------------------------------
                                                           $    45,067
----------------------------------------------------------------------
Computer Software -- 11.5%
----------------------------------------------------------------------
Carreker Corp.(1)                                 7,500    $   183,450
Check Point Software Technologies
Ltd.(1)                                          12,250        768,442
Legato Systems, Inc.(1)                          10,000        132,300
Maconomy A/S (1)                                  1,000          6,058
Manugistics Group, Inc.(1)                        8,000        271,360
Microsoft Corporation(1)                          7,000        474,250
MRO Software, Inc.(1)                             8,000        121,280
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Computer Software (continued)
----------------------------------------------------------------------
NetIQ Corp.(1)                                    1,800    $    52,848
VERITAS Software Corp.(1)                         1,000         59,610
Wind River Systems, Inc.(1)                       7,000        196,840
----------------------------------------------------------------------
                                                           $ 2,266,438
----------------------------------------------------------------------
Computers and Business Equipment -- 0.9%
----------------------------------------------------------------------
International Business Machines Corp.             1,500    $   172,710
----------------------------------------------------------------------
                                                           $   172,710
----------------------------------------------------------------------
Consulting -- 1.1%
----------------------------------------------------------------------
Cognizant Technology Solutions Corp.(1)           5,000    $   211,400
----------------------------------------------------------------------
                                                           $   211,400
----------------------------------------------------------------------
Drug Distribution -- 0.9%
----------------------------------------------------------------------
Bergen Brunswig Corp., Class A                   10,000    $   183,000
----------------------------------------------------------------------
                                                           $   183,000
----------------------------------------------------------------------
Drugs -- 3.4%
----------------------------------------------------------------------
Allos Therapeutics, Inc.(1)                      15,000    $    93,000
Barr Laboratories(1)                              4,300        249,185
CV Therapeutics, Inc.(1)                          1,700         80,427
Enzo Biochem, Inc.(1)                             2,100         46,620
Genzyme Corporation(1)                            1,040        113,329
Protein Design Labs, Inc.(1)                      1,200         77,100
----------------------------------------------------------------------
                                                           $   659,661
----------------------------------------------------------------------
Education -- 1.0%
----------------------------------------------------------------------
ITT Educational Services, Inc.(1)                 5,800    $   206,480
----------------------------------------------------------------------
                                                           $   206,480
----------------------------------------------------------------------
Electronic Manufacturing Services -- 2.9%
----------------------------------------------------------------------
Celestica, Inc.(1)                                4,500    $   229,950
C-MAC Industries, Inc.(1)                         6,000        194,000
SCI Systems, Inc.(1)                              6,000        153,300
----------------------------------------------------------------------
                                                           $   577,250
----------------------------------------------------------------------
Entertainment Software -- 0.1%
----------------------------------------------------------------------
3DO Company (The)(1)                              7,000    $    15,470
----------------------------------------------------------------------
                                                           $    15,470
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL APPRECIATION PORTFOLIO AS OF APRIL 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Financial Services -- 2.5%
----------------------------------------------------------------------
Bank of America Corp.                             2,500    $   140,000
IndyMac Bancorp, Inc.(1)                          2,000         45,800
J.P. Morgan Chase & Co.                           3,000        143,940
Merrill Lynch & Co., Inc.                         2,500        154,250
----------------------------------------------------------------------
                                                           $   483,990
----------------------------------------------------------------------
Health Services -- 0.0%
----------------------------------------------------------------------
Cybear Group(1)                                      89    $        27
Davita, Inc.(1)                                      50            880
----------------------------------------------------------------------
                                                           $       907
----------------------------------------------------------------------
Healthcare Products -- 0.5%
----------------------------------------------------------------------
NBTY, Inc.(1)                                     8,500    $   105,400
----------------------------------------------------------------------
                                                           $   105,400
----------------------------------------------------------------------
Healthcare Services -- 1.0%
----------------------------------------------------------------------
Quest Diagnostics, Inc.(1)                        1,000    $   123,200
Quintiles Transnational Corp.(1)                  3,500         71,925
----------------------------------------------------------------------
                                                           $   195,125
----------------------------------------------------------------------
Information Services -- 0.4%
----------------------------------------------------------------------
Acxiom Corp.(1)                                   5,000    $    75,850
----------------------------------------------------------------------
                                                           $    75,850
----------------------------------------------------------------------
Insurance -- 2.7%
----------------------------------------------------------------------
MGIC Investment Corp.                               540    $    35,095
Progressive Corp.                                 3,000        350,400
Radian Group, Inc.                                1,800        139,500
----------------------------------------------------------------------
                                                           $   524,995
----------------------------------------------------------------------
Internet Services -- 0.5%
----------------------------------------------------------------------
Yahoo!, Inc.(1)                                   4,900    $    98,882
----------------------------------------------------------------------
                                                           $    98,882
----------------------------------------------------------------------
Investment Services -- 0.8%
----------------------------------------------------------------------
E*TRADE Group, Inc.(1)                           15,000    $   141,000
Stilwell Financial, Inc.                            470         13,851
----------------------------------------------------------------------
                                                           $   154,851
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Manufactured Housing -- 3.6%
----------------------------------------------------------------------
Champion Enterprises, Inc.(1)                    36,000    $   289,800
Fleetwood Enterprises, Inc.                      33,000        427,020
----------------------------------------------------------------------
                                                           $   716,820
----------------------------------------------------------------------
Medical Products -- 2.5%
----------------------------------------------------------------------
Becton, Dickinson and Co.                         5,400    $   174,690
Med - Design Corporation (The)(1)                 7,000        126,350
Novoste Corp., Inc.(1)                            9,030        183,580
----------------------------------------------------------------------
                                                           $   484,620
----------------------------------------------------------------------
Metals -- 3.5%
----------------------------------------------------------------------
Century Aluminum Company                          8,000    $   178,000
RTI International Metals, Inc.(1)                 1,630         22,999
Titanium Metals Corporation(1)                   41,500        478,080
----------------------------------------------------------------------
                                                           $   679,079
----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 0.7%
----------------------------------------------------------------------
Aquila, Inc.(1)                                   1,300    $    39,403
UNIFB International, Inc.(1)                     15,000         97,650
----------------------------------------------------------------------
                                                           $   137,053
----------------------------------------------------------------------
Printing and Business Products -- 0.4%
----------------------------------------------------------------------
Electronics For Imaging(1)                        3,000    $    83,400
----------------------------------------------------------------------
                                                           $    83,400
----------------------------------------------------------------------
Real Estate -- 0.9%
----------------------------------------------------------------------
Pinnacle Holdings, Inc.(1)                       21,000    $   185,850
----------------------------------------------------------------------
                                                           $   185,850
----------------------------------------------------------------------
Recreational Vehicles -- 0.6%
----------------------------------------------------------------------
Monaco Coach Corp.(1)                             6,000    $   116,100
----------------------------------------------------------------------
                                                           $   116,100
----------------------------------------------------------------------
Restaurants -- 1.2%
----------------------------------------------------------------------
Outback Steakhouse, Inc.(1)                       4,900    $   142,051
Tricon Global Restaurants, Inc.(1)                2,000         89,640
----------------------------------------------------------------------
                                                           $   231,691
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL APPRECIATION PORTFOLIO AS OF APRIL 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Retail -- 5.7%
----------------------------------------------------------------------
Barnes & Noble, Inc.(1)                           2,000    $    63,580
Dollar General Corp.                              6,000         99,000
Dollar Tree Stores, Inc.(1)                      27,500        575,300
J.C. Penney Company, Inc.                         2,000         40,520
Ultimate Electronics, Inc.(1)                     9,450        235,305
Winn-Dixie Stores, Inc.                           3,200        101,024
----------------------------------------------------------------------
                                                           $ 1,114,729
----------------------------------------------------------------------
Retail - Apparel -- 2.5%
----------------------------------------------------------------------
Abercrombie & Fitch Co., Class A(1)               6,000    $   199,800
Gymboree Corp. (The)(1)                          23,800        166,838
Pacific Sunwear of California, Inc.(1)            4,300        119,798
----------------------------------------------------------------------
                                                           $   486,436
----------------------------------------------------------------------
Retail - Direct Distribution -- 2.4%
----------------------------------------------------------------------
Insight Enterprises, Inc.(1)                     17,500    $   467,250
----------------------------------------------------------------------
                                                           $   467,250
----------------------------------------------------------------------
Retail - Food and Drug -- 1.0%
----------------------------------------------------------------------
Flowers Foods, Inc.(1)                            7,000    $   190,750
----------------------------------------------------------------------
                                                           $   190,750
----------------------------------------------------------------------
Retail - Speciality -- 0.6%
----------------------------------------------------------------------
Restoration Hardware, Inc.(1)                    10,000    $    53,000
Staples, Inc.(1)                                  4,000         65,080
----------------------------------------------------------------------
                                                           $   118,080
----------------------------------------------------------------------
Semiconductor Equipment -- 7.3%
----------------------------------------------------------------------
ASM International NV(1)                           4,500    $   112,950
CoorsTek, Inc.(1)                                 2,500         91,925
LTX Corp.(1)                                     11,500        309,580
MKS Instruments, Inc.(1)                          7,400        186,554
Teradyne, Inc.(1)                                 8,000        316,000
Therma-Wave, Inc.(1)                             12,000        203,160
Varian Semiconductor Equipment
Associates, Inc.(1)                               4,800        218,640
----------------------------------------------------------------------
                                                           $ 1,438,809
----------------------------------------------------------------------
Semiconductors -- 8.3%
----------------------------------------------------------------------
Analog Devices, Inc.(1)                           8,100    $   383,211
AudioCodes Ltd.(1)                               10,000         84,400
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Semiconductors (continued)
----------------------------------------------------------------------
Broadcom Corp., Class A(1)                        4,500    $   187,020
Exar Corp.(1)                                     5,000        145,500
Intersil Holding Corp.(1)                         1,500         48,360
Lattice Semiconductor Corp.(1)                   13,500        332,505
Micrel, Inc.(1)                                   2,000         67,920
Pixelworks, Inc.(1)                               3,000         68,100
PMC-Sierra, Inc.(1)                               4,000        166,400
SIPEX Corp.(1)                                   12,500        150,500
----------------------------------------------------------------------
                                                           $ 1,633,916
----------------------------------------------------------------------
Telecommunication Distribution -- 0.1%
----------------------------------------------------------------------
Anixter International, Inc.(1)                      600    $    15,810
----------------------------------------------------------------------
                                                           $    15,810
----------------------------------------------------------------------
Telecommunication Equipment -- 1.1%
----------------------------------------------------------------------
Ditech Communications Corp.(1)                   12,000    $   145,920
Somera Communications, Inc.(1)                   11,700         72,072
----------------------------------------------------------------------
                                                           $   217,992
----------------------------------------------------------------------
Telecommunications - Services -- 3.0%
----------------------------------------------------------------------
Sprint Corp. (PCS Group)(1)                      23,000    $   589,490
----------------------------------------------------------------------
                                                           $   589,490
----------------------------------------------------------------------
Toys -- 1.0%
----------------------------------------------------------------------
JAKKS Pacific, Inc.(1)                           13,500    $   193,455
----------------------------------------------------------------------
                                                           $   193,455
----------------------------------------------------------------------
Wireless Communications -- 0.8%
----------------------------------------------------------------------
Nextel Communications, Inc., Class A(1)           3,400    $    55,250
Western Wireless Corp., Class A(1)                2,350        104,645
----------------------------------------------------------------------
                                                           $   159,895
----------------------------------------------------------------------
Wireless Equipment -- 0.6%
----------------------------------------------------------------------
Motorola, Inc.                                    8,000    $   124,400
----------------------------------------------------------------------
                                                           $   124,400
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $16,476,268)                           $18,382,870
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL APPRECIATION PORTFOLIO AS OF APRIL 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

U.S. GOVERNMENT OBLIGATIONS -- 12.1%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------

FHLB Discount Notes, 4.53%, 5/1/01          $     2,381    $ 2,380,700
----------------------------------------------------------------------
Total U.S. Government Obligations
   (identified cost, $2,381,000)                           $ 2,380,700
----------------------------------------------------------------------
Total Investments -- 105.7%
   (identified cost $18,857,268)                           $20,763,570
----------------------------------------------------------------------
Other Assets, Less Liabilities -- (5.7)%                   $(1,123,131)
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $19,640,439
----------------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL APPRECIATION PORTFOLIO AS OF APRIL 30, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2001
Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $18,857,268)                           $20,763,570
Cash                                              449
Receivable for investments sold               103,894
Interest and dividends receivable               1,593
Prepaid expenses                                   27
-----------------------------------------------------
TOTAL ASSETS                              $20,869,533
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Payable for investments purchased         $ 1,222,927
Accrued expenses                                6,167
-----------------------------------------------------
TOTAL LIABILITIES                         $ 1,229,094
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $19,640,439
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $17,734,137
Net unrealized appreciation (computed on
   the basis of
   identified cost)                         1,906,302
-----------------------------------------------------
TOTAL                                     $19,640,439
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 2001
Investment Income
-----------------------------------------------------
Interest                                  $    55,418
Dividends                                       9,974
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $    65,392
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $    34,258
Custodian fee                                  19,912
Legal and accounting services                  12,345
Miscellaneous                                   1,602
-----------------------------------------------------
TOTAL EXPENSES                            $    68,117
-----------------------------------------------------
Deduct --
   Reduction of custodian fee             $       873
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $       873
-----------------------------------------------------

NET EXPENSES                              $    67,244
-----------------------------------------------------

NET INVESTMENT LOSS                       $    (1,852)
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(2,331,402)
-----------------------------------------------------
NET REALIZED LOSS                         $(2,331,402)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 1,496,905
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 1,496,905
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $  (834,497)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $  (836,349)
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL APPRECIATION PORTFOLIO AS OF APRIL 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
                                          APRIL 30, 2001    PERIOD ENDED
INCREASE (DECREASE) IN NET ASSETS         (UNAUDITED)       OCTOBER 31, 2000(1)
------------------------------------------------------------------------------------------------
From operations --
   Net investment loss                    $         (1,852) $                             (1,959)
   Net realized loss                            (2,331,402)                             (151,565)
   Net change in unrealized
      appreciation (depreciation)                1,496,905                               409,397
------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $       (836,349) $                            255,873
------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     17,309,471  $                          3,762,059
   Withdrawals                                    (844,993)                             (105,632)
------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $     16,464,478  $                          3,656,427
------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     15,628,129  $                          3,912,300
------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------
At beginning of period                    $      4,012,310  $                            100,010
------------------------------------------------------------------------------------------------
AT END OF PERIOD                          $     19,640,439  $                          4,012,310
------------------------------------------------------------------------------------------------

 (1) For the period from the start of business, June 29, 2000, to October 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL APPRECIATION PORTFOLIO AS OF APRIL 30, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED
                                  APRIL 30, 2001      PERIOD ENDED
                                  (UNAUDITED)         OCTOBER 31, 2000(1)
-----------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              1.29%(2)               1.36%(2)
   Expenses after custodian
      fee reduction                      1.27%(2)               1.28%(2)
   Net investment loss                  (0.03)%(2)             (0.21)%(2)
Portfolio Turnover                        155%                    90%
-----------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $19,640                 $4,012
-----------------------------------------------------------------------------

 (1) For the period from the start of business, June 29, 2000, to October 31, 2000.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL APPRECIATION PORTFOLIO AS OF APRIL 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Capital Appreciation Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment management company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks to achieve long-term, after-tax returns by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Over-the-counter options are normally valued at the mean between the last bid and asked price. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for federal income tax purposes.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

 E Securities Sold Short -- The Portfolio may sell securities it does not own in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make the delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked to market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

 F Other -- Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are computed based on the specific identification of securities sold.

 G Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

CAPITAL APPRECIATION PORTFOLIO AS OF APRIL 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 H Interim Financial Statements -- The interim financial statements relating to
   April 30, 2001, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.65% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 2001, the advisory fee amounted to $34,258. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2001, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $30,838,890 and $15,097,635 respectively, for the six months ended April 30, 2001.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2001 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $18,857,268
    -----------------------------------------------------
    Gross unrealized appreciation             $ 2,424,265
    Gross unrealized depreciation                (517,963)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 1,906,302
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowing will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2001.

6 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At April 30, 2001 there were no outstanding obligations under these financial instruments.

EATON VANCE TAX-MANAGED CAPITAL APPRECIATION FUND AS OF APRIL 30, 2001

INVESTMENT MANAGEMENT

CAPITAL APPRECIATION PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Arieh Coll
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

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